EMPLOYEE BENEFITS	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Postemployment Benefits [Abstract]
EMPLOYEE BENEFITS
NOTE 9 — EMPLOYEE BENEFITS

The Corporation offers a Retirement Registered Saving Plan for all eligible employees. The Corporation matches each employee’s contributions up to a maximum of 10% of the employee’s base salary or until the Canada Revenue Agency annual limit is reached. For the three and nine months ended September 30, 2013 and 2012, respectively, the Corporation expensed matching contributions totaling of $68 and $267, respectively, and $67 and $251, respectively.

The Corporation offers a 401(k) Plan for all eligible employees. The Corporation matches each employee’s contributions up to a maximum of 4% of the employee’s base salary. For the three and nine months ended September 30, 2013, respectively, the Corporation expensed matching contributions totaling $28 and $35, respectively. The 401(k) Plan was established in second quarter 2013.

On June 21, 2013 the stockholders approved the Corporation’s 2013 Long-Term Incentive Compensation Plan for the benefit of certain employees performing services for the Corporation. The plan reserves up to 792,513 shares of the Corporation’s common stock for issuance in accordance with the plan’s terms including a maximum of up to 396,256 shares that may be issued pursuant to awards of restricted stock. As of September 30, 2013, no shares have been issued under the plan.

NOTE 17 — EMPLOYEE BENEFITS

The Corporation offers a Retirement Registered Saving Plan for all eligible employees. The plan was started in fiscal 2011. The Corporation matches each employee’s contributions up to a maximum of 10% of the employee’s base salary or until the Canada Revenue Agency annual limit is reached. The maximum contribution limit for the years ended December 31, 2012 and 2011 were $23 and $22, respectively. For the years ended December 31, 2012 and 2011, the Corporation expensed matching contributions totaling of $325 and $31 respectively.